UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04700

                                      The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Robert D. Leininger, CFA	Daniel M. Miller
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager	Managing Director,
	BA, Williams College	BSE, University of	BA, Amherst College	GAMCO Investors
	MBA, Columbia	Pennsylvania	MBA, Wharton School,	BS, University of Miami
	Business School	MBA, Columbia	University of Pennsylvania
Business School

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 6.5%, compared with total returns of 4.5% and 5.6% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 7.7%. The Fund’s NAV per share was $6.43, while the price of the publicly traded shares closed at $6.50 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	6.53%	21.50%	14.03%	7.37%	12.57%	9.20%	10.57%	10.96%
Investment Total Return (c)	7.65	27.15	14.26	7.77	11.11	9.41	10.65	10.76
S&P 500 Index	4.48	18.61	14.22	7.44	10.04	7.00	9.76	10.15(d)
Dow Jones Industrial Average	5.56	25.40	13.51	7.67	10.21	7.78	10.57	11.11(d)
Nasdaq Composite Index	6.06	23.85	17.36	10.46	13.32	7.95	10.12	9.87(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.
(e)	From September 30, 1986, the date closest to the Fund’s inception for which data are available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2017 (Unaudited)

	Shares	Ownership at September 30, 2017
NET PURCHASES
Common Stocks
Advance Auto Parts Inc.	2,000	15,000
Baker Hughes, a GE Company	50,000	50,000
Cleveland-Cliffs Inc.	30,000	30,000
Diebold Nixdorf Inc.	12,000	102,000
DISH Network Corp., Cl. A	14,500	74,900
DowDuPont Inc.	25,640	25,640
Dycom Industries Inc.	2,000	2,000
Entercom Communications Corp., Cl. A	56,100	56,100
Griffon Corp.	10,964	76,442
HD Supply Holdings Inc.	29,100	29,100
Henry Schein Inc.(a)	28,000	56,000
Herc Holdings Inc.	6,000	102,559
Hewlett Packard Enterprise Co.(b)	101,000	150,000
Liberty Media Corp.-Liberty Formula One, Cl. A	26,626	45,876
Loral Space & Communications Inc.	1,000	23,000
Micro Focus International plc.	17,715	17,715
Newell Brands Inc.	20,000	43,000
NuVasive Inc.	47,500	47,500
O’Reilly Automotive Inc.	9,000	82,500
Penske Automotive Group Inc.	11,091	32,000
Phillips 66	9,000	24,100
Post Holdings Inc.	6,000	32,000
ServiceMaster Global Holdings Inc.	3,000	18,000
Stericycle Inc.	1,000	10,000
Teva Pharmaceutical Industries Ltd.	5,000	20,000
The St. Joe Co.	5,000	270,000
TransUnion.	3,000	3,000
Zimmer Biomet Holdings Inc.	1,000	9,600

NET SALES
Common Stocks
Adient plc.	(7,000)	22,834
Akorn Inc.	(37,519)	10,000
Alcoa Corp.	(13,888)	—
Alere Inc.	(27,000)	4,000
American Express Co.	(15,000)	396,000
Armstrong Flooring Inc.	(37,210)	125,190
Ascena Retail Group Inc.	(250,000)	—
Ascent Capital Group Inc., Cl. A	(4,000)	3,000
Avon Products Inc.	(17,000)	100,000
Baker Hughes Inc.	(11,000)	—
Becton, Dickinson and Co.	(500)	7,500
BioScrip Inc.	(76,807)	3,057,742
Church & Dwight Co. Inc.	(1,000)	27,000
Cincinnati Bell Inc.	(40,000)	100,000
Cliffs Natural Resources Inc.	(30,000)	—
Corning Inc.	(5,000)	370,000
CR Bard Inc.	(500)	—
Curtiss-Wright Corp.	(1,500)	250,800

	Shares	Ownership at September 30, 2017
CVS Health Corp.	(2,000)	116,900
Davide Campari-Milano SpA	(28,000)	1,277,600
DigitalGlobe Inc.	(3,000)	13,000
E. I. du Pont de Nemours and Co.	(20,000)	—
Ferro Corp.	(7,000)	390,000
Fiesta Restaurant Group Inc.	(25,000)	—
Forest City Realty Trust Inc., Cl. A	(2,000)	25,000
Hertz Global Holdings Inc.	(181,100)	220,000
Honeywell International Inc.	(3,000)	319,000
Internap Corp.	(100,000)	426,500
Inventure Foods Inc.	(105,833)	323,793
Janus Henderson Group plc.	(23,000)	120,000
Johnson Controls International plc.	(7,148)	338,342
Kellogg Co.	(800)	27,000
Landauer Inc.	(36,000)	50,000
Liberty Expedia Holdings Inc., Cl. A	(1,000)	23,642
Materion Corp.	(500)	4,300
Medtronic plc.	(4,000)	6,000
Methanex Corp.	(5,000)	—
MGM Resorts International	(22,130)	96,595
Modine Manufacturing Co.	(22,000)	163,000
Monsanto Co.	(3,000)	13,000
Morinaga Milk Industry Co. Ltd.(c)	(56,000)	14,000
NeoGenomics Inc.	(27,621)	—
Nexstar Media Group Inc., Cl. A	(2,376)	15,000
NextEra Energy Inc.	(500)	13,000
Och-Ziff Capital Management Group LLC, Cl. A	(35,000)	160,000
Patterson-UTI Energy Inc.	(10,000)	70,000
Rockwell Collins Inc.	(1)	4,651
Rollins Inc.	(86,000)	1,518,000
Rolls-Royce Holdings plc.	(85,839,000)	—
Telecom Italia SpA	(35,000)	535,000
The Boeing Co.	(5,000)	35,000
Time Warner Inc.	(36,000)	129,800
Tootsie Roll Industries Inc.	(1,809)	131,000
Tyson Foods Inc., Cl. A	(2,000)	48,000
United Natural Foods Inc.	(5,000)	13,000
UnitedHealth Group Inc.	(2,000)	70,000
Valvoline Inc.	(4,001)	25,000
Vivendi SA	(20,000)	225,000
Weatherford International plc.	(40,400)	35,000
Westar Energy Inc.	(10,000)	148,000
Whole Foods Market Inc.	(55,000)	—
William Demant Holding A/S	(9,000)	259,000
Xylem Inc.	(3,000)	257,000

(a)	Stock Split - 2 new shares for every 1 share held.
(b)	Spin-off - 0.13732611 shares of Micro Focus International Inc. for every 1 share of Hewlett Packard Enterprise Co. held. 21,000 shares were purchased after the spin-off.
(c)	Reverse Stock Split - 1 new share for every 5 shares held.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	Food and Beverage — 11.9%
3,000	Ajinomoto Co. Inc.	$58,547
105,200	Brown-Forman Corp., Cl. A	5,858,588
35,950	Brown-Forman Corp., Cl. B	1,952,085
63,800	Campbell Soup Co.	2,987,116
65,000	Chr. Hansen Holding A/S	5,574,747
15,000	Coca-Cola European Partners plc.	624,300
135,000	Conagra Brands Inc.	4,554,900
30,000	Constellation Brands Inc., Cl. A	5,983,500
18,000	Crimson Wine Group Ltd.†	193,500
201,500	Danone SA	15,806,116
1,277,600	Davide Campari-Milano SpA	9,271,320
161,000	Diageo plc, ADR	21,272,930
82,400	Dr Pepper Snapple Group Inc.	7,289,928
80,000	Flowers Foods Inc.	1,504,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	7,279,386
55,000	General Mills Inc.	2,846,800
1,848,400	Grupo Bimbo SAB de CV, Cl. A	4,473,311
41,300	Heineken NV.	4,083,140
11,000	Ingredion Inc.	1,327,040
323,793	Inventure Foods Inc.†	1,518,589
105,000	ITO EN Ltd.	3,541,213
27,000	Kellogg Co.	1,683,990
64,000	Kerry Group plc, Cl. A	6,187,448
86,666	Lamb Weston Holdings Inc.	4,063,769
9,700	LVMH Moet Hennessy Louis Vuitton SE	2,676,356
45,000	Maple Leaf Foods Inc.	1,226,568
330,000	Mondele¯z International Inc., Cl. A	13,417,800
14,000	Morinaga Milk Industry Co. Ltd.	534,992
41,000	Nestlé SA.	3,433,779
180,000	PepsiCo Inc.	20,057,400
39,200	Pernod Ricard SA	5,422,952
32,000	Post Holdings Inc.†	2,824,640
40,000	Remy Cointreau SA	4,737,029
55,000	The Kraft Heinz Co.	4,265,250
99,600	The Coca-Cola Co.	4,482,996
32,000	The Hain Celestial Group Inc.†	1,316,800
3,000	The J.M. Smucker Co.	314,790
131,000	Tootsie Roll Industries Inc.	4,978,000
48,000	Tyson Foods Inc., Cl. A	3,381,600
341,000	Yakult Honsha Co. Ltd.	24,576,850

		217,584,865

	Financial Services — 10.3%
396,000	American Express Co.(a)	35,822,160
25,000	American International Group Inc.	1,534,750
14,520	Argo Group International Holdings Ltd.	892,980
72,000	Banco Santander SA, ADR	499,680
114	Berkshire Hathaway Inc., Cl. A†	31,320,360
32,600	Blackhawk Network Holdings Inc.†	1,427,880
12,800	CIT Group Inc.	627,840

Shares		Market Value
88,000	Citigroup Inc.	$6,401,120
9,000	Cullen/Frost Bankers Inc.	854,280
24,000	Deutsche Bank AG	414,720
8,000	Financial Engines Inc.	278,000
50,000	Fortress Investment Group LLC, Cl. A	398,500
68,000	H&R Block Inc.	1,800,640
40,000	Interactive Brokers Group Inc., Cl. A	1,801,600
120,000	Janus Henderson Group plc.	4,180,800
61,400	JPMorgan Chase & Co.	5,864,314
29,800	Kinnevik AB, Cl. A	1,053,715
145,000	Legg Mason Inc.	5,699,950
88,000	Leucadia National Corp.	2,222,000
14,000	Loews Corp.	670,040
125,000	Marsh & McLennan Companies Inc.	10,476,250
9,000	Moody’s Corp.	1,252,890
160,000	Och-Ziff Capital Management Group LLC, Cl. A	515,200
20,000	PayPal Holdings Inc.†	1,280,600
105,300	S&P Global Inc.	16,459,443
124,100	State Street Corp.	11,856,514
17,000	SunTrust Banks Inc.	1,016,090
10,000	Synchrony Financial	310,500
113,400	T. Rowe Price Group Inc.	10,279,710
210,500	The Bank of New York Mellon Corp.	11,160,710
20,000	The Charles Schwab Corp.	874,800
12,300	The Dun & Bradstreet Corp.	1,431,843
10,000	The PNC Financial Services Group Inc.	1,347,700
3,000	TransUnion†	141,780
13,000	W. R. Berkley Corp.	867,620
150,000	Waddell & Reed Financial Inc., Cl. A	3,010,500
235,000	Wells Fargo & Co.	12,960,250

		189,007,729

	Entertainment — 6.2%
29,358	Charter Communications Inc., Cl. A†	10,669,284
41,600	Discovery Communications Inc., Cl. A†	885,664
235,800	Discovery Communications Inc., Cl. C†	4,777,308
75,000	Entertainment One Ltd.	259,289
533,000	Grupo Televisa SAB, ADR	13,149,110
10,700	Liberty Media Corp.- Liberty Braves, Cl. A†	271,459
79,758	Liberty Media Corp.- Liberty Braves, Cl. C†	2,015,485
48,641	Lions Gate Entertainment Corp., Cl. B†	1,546,297
10,000	Live Nation Entertainment Inc.†	435,500
24,000	Pinnacle Entertainment Inc.†	511,440
103,200	The Madison Square Garden Co, Cl. A†	22,095,120
129,800	Time Warner Inc.	13,298,010
40,000	Tokyo Broadcasting System Holdings Inc.	741,880
560,200	Twenty-First Century Fox Inc., Cl. A	14,778,076
370,000	Twenty-First Century Fox Inc., Cl. B	9,542,300
70,000	Universal Entertainment Corp.	2,059,098
279,521	Viacom Inc., Cl. A	10,258,421
225,000	Vivendi SA	5,696,135

		112,989,876

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 6.0%
414,000	AMETEK Inc.	$27,340,560
7,000	Amphenol Corp., Cl. A	592,480
94,000	CIRCOR International Inc.	5,116,420
331,800	Donaldson Co. Inc.	15,242,892
207,000	Flowserve Corp.	8,816,130
37,400	Franklin Electric Co. Inc.	1,677,390
29,100	HD Supply Holdings Inc.†	1,049,637
229,000	IDEX Corp.	27,816,630
43,000	Ingersoll-Rand plc.	3,834,310
40,100	Mueller Industries Inc.	1,401,495
9,000	Mueller Water Products Inc., Cl. A	115,200
13,000	Sealed Air Corp.	555,360
45,000	Tenaris SA, ADR	1,273,950
10,000	The Greenbrier Companies Inc.	481,500
4,000	The Manitowoc Co. Inc.†	36,000
80,000	The Timken Co.	3,884,000
59,600	The Weir Group plc.	1,569,325
125,000	Watts Water Technologies Inc., Cl. A	8,650,000
4,000	Welbilt Inc.†	92,200

		109,545,479

	Diversified Industrial — 5.1%
500	Acuity Brands Inc.	85,640
160,000	Ampco-Pittsburgh Corp.	2,784,000
171,100	Crane Co.	13,686,289
153,000	General Electric Co.	3,699,540
132,000	Greif Inc., Cl. A	7,727,280
10,000	Greif Inc., Cl. B	642,500
76,442	Griffon Corp.	1,697,012
319,000	Honeywell International Inc.	45,215,060
117,000	ITT Inc.	5,179,590
11,000	Jardine Strategic Holdings Ltd.	475,200
40,000	Kennametal Inc.	1,613,600
50,000	Myers Industries Inc.	1,047,500
85,000	Park-Ohio Holdings Corp.	3,876,000
9,666	Rayonier Advanced Materials Inc.	132,424
30,000	Rexnord Corp.†	762,300
18,000	ServiceMaster Global Holdings Inc.†	841,140
15,000	Sulzer AG.	1,772,086
100,000	Toray Industries Inc.	970,007
12,000	Tredegar Corp.	216,000
46,000	Trinity Industries Inc.	1,467,400

		93,890,568

	Health Care — 5.0%
6,000	Agilent Technologies Inc.	385,200
10,000	Akorn Inc.†	331,900
4,000	Alere Inc.†	203,960
10,000	Allergan plc.	2,049,500
34,000	Amgen Inc.	6,339,300
17,000	Baxter International Inc.	1,066,750

Shares		Market Value
7,500	Becton, Dickinson and Co.	$1,469,625
9,200	Biogen Inc.†	2,880,704
3,057,742	BioScrip Inc.†	8,408,791
3,500	Bioverativ Inc.†	199,745
260,000	Boston Scientific Corp.†	7,584,200
96,300	Bristol-Myers Squibb Co.	6,138,162
10,000	DaVita Inc.†	593,900
20,000	Express Scripts Holding Co.†	1,266,400
17,500	Globus Medical Inc., Cl. A†	520,100
56,000	Henry Schein Inc.†	4,591,440
4,000	Incyte Corp.†	466,960
46,800	Indivior plc†	213,032
37,000	Johnson & Johnson	4,810,370
6,000	Medtronic plc.	466,620
95,200	Merck & Co. Inc.	6,095,656
84,000	Novartis AG, ADR	7,211,400
47,500	NuVasive Inc.†	2,634,350
1,500	Shire plc, ADR	229,710
20,000	Teva Pharmaceutical Industries Ltd., ADR	352,000
70,000	UnitedHealth Group Inc.	13,709,500
4,000	Waters Corp.†	718,080
259,000	William Demant Holding A/S†	6,836,736
9,600	Zimmer Biomet Holdings Inc.	1,124,064
35,000	Zoetis Inc.	2,231,600

		91,129,755

	Consumer Services — 4.7%
20,000	eBay Inc.†	769,200
40,000	IAC/InterActiveCorp.†	4,703,200
23,642	Liberty Expedia Holdings Inc., Cl. A†	1,255,627
225,200	Liberty Interactive Corp. QVC Group, Cl. A†	5,307,964
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	259,350
45,398	Liberty Ventures, Cl. A†	2,612,655
1,518,000	Rollins Inc.	70,040,520
5,500	TripAdvisor Inc.†	222,915

		85,171,431

	Consumer Products — 4.1%
100,000	Avon Products Inc.†	233,000
14,100	Christian Dior SE	4,515,300
27,000	Church & Dwight Co. Inc.	1,308,150
65,600	Coty Inc., Cl. A.	1,084,368
199,700	Edgewell Personal Care Co.†	14,532,169
146,000	Energizer Holdings Inc.	6,723,300
27,600	Essity AB, Cl. B†	750,919
2,100	Givaudan SA	4,569,319
90,000	Hanesbrands Inc.	2,217,600
23,800	Harley-Davidson Inc.	1,147,398
1,270	Hermes International	640,253
5,000	Mattel Inc.	77,400
11,000	National Presto Industries Inc.	1,170,950
43,000	Newell Brands Inc.	1,834,810
10,000	Oil-Dri Corp. of America	489,300

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
46,800	Reckitt Benckiser Group plc.	$4,272,561
27,600	Svenska Cellulosa AB, Cl. B	233,815
816,900	Swedish Match AB	28,654,536

		74,455,148

	Energy and Utilities — 4.0%
11,000	ABB Ltd., ADR	272,250
39,000	Anadarko Petroleum Corp.	1,905,150
59,000	Apache Corp.	2,702,200
50,000	Baker Hughes, a GE Company	1,831,000
80,000	BP plc, ADR	3,074,400
16,000	CMS Energy Corp.	741,120
185,100	ConocoPhillips	9,264,255
204,000	El Paso Electric Co.	11,271,000
98,400	Enbridge Inc.	4,117,056
24,000	Eversource Energy	1,450,560
57,600	Exxon Mobil Corp.	4,722,048
140,000	GenOn Energy Inc., Escrow†(b)	0
191,700	Halliburton Co.	8,823,951
4,000	Marathon Oil Corp.	54,240
22,000	Marathon Petroleum Corp.	1,233,760
20,000	Murphy USA Inc.†	1,380,000
40,000	National Fuel Gas Co.	2,264,400
13,000	NextEra Energy Inc.	1,905,150
1,000	Niko Resources Ltd., OTC†	45
3,000	Niko Resources Ltd., Toronto†	132
32,400	Oceaneering International Inc.	851,148
70,000	Patterson-UTI Energy Inc.	1,465,800
24,100	Phillips 66	2,207,801
120,000	Rowan Companies plc, Cl. A†	1,542,000
20,000	RPC Inc.	495,800
15,000	Southwest Gas Holdings Inc.	1,164,300
101,000	The AES Corp.	1,113,020
35,000	Weatherford International plc†	160,300
148,000	Westar Energy Inc.	7,340,800

		73,353,686

	Automotive: Parts and Accessories — 3.7%
22,834	Adient plc.	1,917,828
107,600	BorgWarner Inc.	5,512,348
240,900	Dana Inc.	6,735,564
12,500	Delphi Automotive plc.	1,230,000
241,400	Genuine Parts Co.	23,089,910
395,385	Jason Industries Inc.†	628,662
163,000	Modine Manufacturing Co.†	3,137,750
82,500	O’Reilly Automotive Inc.†	17,768,025
111,000	Standard Motor Products Inc.	5,355,750
73,000	Superior Industries International Inc.	1,215,450
14,000	Visteon Corp.†	1,732,780

		68,324,067

Shares		Market Value
	Cable and Satellite — 3.6%
253,600	AMC Networks Inc., Cl. A†	$14,827,992
1,000	Cable One Inc.	722,120
160,000	Comcast Corp., Cl. A	6,156,800
74,900	DISH Network Corp., Cl. A†	4,061,827
42,700	EchoStar Corp., Cl. A†	2,443,721
21,712	Liberty Global plc LiLAC, Cl. A†	515,877
42,918	Liberty Global plc LiLAC, Cl. C†	999,989
427,890	Rogers Communications Inc., New York, Cl. B	22,053,451
19,310	Rogers Communications Inc., Toronto, Cl. B	995,717
108,800	Scripps Networks Interactive Inc., Cl. A	9,344,832
120,000	Shaw Communications Inc., New York, Cl. B	2,761,200
40,000	Shaw Communications Inc., Toronto, Cl. B	920,697

		65,804,223

	Business Services — 3.4%
14,334	Allegion plc.	1,239,461
7,500	Aramark	304,575
3,000	Ascent Capital Group Inc., Cl. A†	39,120
160,000	Clear Channel Outdoor Holdings Inc., Cl. A	744,000
2,004	Contax Participacoes SA†	3,297
102,000	Diebold Nixdorf Inc.	2,330,700
13,000	DigitalGlobe Inc.†	458,250
47,000	Donnelley Financial Solutions, Inc.†	1,013,320
3,000	Edenred	81,551
25,000	Emerald Expositions Events Inc.	581,000
160,000	G4S plc.	596,674
60,000	Gerber Scientific Inc., Escrow†(b)	0
16,000	Jardine Matheson Holdings Ltd.	1,013,760
50,000	Landauer Inc.	3,365,000
25,300	Macquarie Infrastructure Corp.	1,826,154
289,000	Mastercard Inc., Cl. A	40,806,800
10,000	Stericycle Inc.†	716,200
290,000	The Interpublic Group of Companies Inc.	6,029,100
10,000	Vectrus Inc.†	308,400
12,800	Visa Inc., Cl. A	1,347,072

		62,804,434

	Telecommunications — 3.1%
105,000	AT&T Inc.	4,112,850
55,400	BCE Inc.	2,594,382
914,200	BT Group plc, Cl. A	3,477,848
100,000	Cincinnati Bell Inc.†	1,985,000
100,000	Deutsche Telekom AG, ADR	1,866,000
105,000	Gogo Inc.†	1,240,050
32,001	Harris Corp.	4,213,892
36,000	Hellenic Telecommunications Organization SA	435,268
15,000	Hellenic Telecommunications Organization SA, ADR	90,900
264,732	Koninklijke KPN NV	908,931
7,040,836	LIME†	59,781
23,000	Loral Space & Communications Inc.†	1,138,500
22,000	Oi SA, ADR†	24,420

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
31,053	Sprint Corp.†	$241,592
21,000	Telecom Argentina SA, ADR†	647,640
535,000	Telecom Italia SpA†	501,108
70,000	Telefonica Brasil SA, ADR	1,108,800
595,739	Telefonica SA, ADR	6,428,024
563,700	Telephone & Data Systems Inc.	15,721,593
105,000	Telesites SAB de CV†	80,840
25,000	TELUS Corp.	899,219
125,000	Verizon Communications Inc.	6,186,250
48,027	Vodafone Group plc, ADR	1,366,848
20,000	Zayo Group Holdings Inc.†	688,400

		56,018,136

	Machinery — 2.6%
12,800	Caterpillar Inc.	1,596,288
70,092	CNH Industrial NV	841,805
221,000	Deere & Co.(a)	27,755,390
2,250	Roper Technologies Inc.	547,650
257,000	Xylem Inc.	16,095,910

		46,837,043

	Aerospace and Defense — 2.5%
275,000	Aerojet Rocketdyne Holdings Inc.†	9,627,750
1,246,553	BBA Aviation plc.	4,984,408
35,800	Kaman Corp.	1,996,924
17,500	Northrop Grumman Corp.	5,035,100
4,651	Rockwell Collins Inc.	607,932
1,209,000	Rolls-Royce Holdings plc.	14,369,906
35,000	The Boeing Co.	8,897,350

		45,519,370

	Retail — 2.5%
15,000	Advance Auto Parts Inc.	1,488,000
95,300	AutoNation Inc.†	4,522,938
38,000	Costco Wholesale Corp.	6,243,020
116,900	CVS Health Corp.	9,506,308
9,000	Denny’s Corp.†	112,050
220,000	Hertz Global Holdings Inc.†	4,919,200
22,100	HSN Inc.	863,005
100,000	J.C. Penney Co. Inc.†	381,000
326,000	Macy’s Inc.	7,113,320
32,000	Penske Automotive Group Inc.	1,522,240
33,300	Sally Beauty Holdings Inc.†	652,014
17,000	The Cheesecake Factory Inc.	716,040
3,000	Tiffany & Co.	275,340
13,000	United Natural Foods Inc.†	540,670
52,000	Walgreens Boots Alliance Inc.	4,015,440
32,000	Wal-Mart Stores Inc.	2,500,480

		45,371,065

	Electronics — 2.5%
20,000	Bel Fuse Inc., Cl. A	532,000

Shares		Market Value
4,000	Emerson Electric Co.	$251,360
4,000	Hitachi Ltd., ADR	282,320
22,500	Integrated Device Technology Inc.†	598,050
54,000	Intel Corp.	2,056,320
338,342	Johnson Controls International plc.	13,631,799
34,170	Koninklijke Philips NV	1,407,804
2,400	Mettler-Toledo International Inc.†	1,502,784
40,000	TE Connectivity Ltd.	3,322,400
240,000	Texas Instruments Inc.	21,513,600

		45,098,437

	Broadcasting — 2.4%
242,300	CBS Corp., Cl. A, Voting	14,152,743
2,000	Cogeco Inc.	131,244
17,334	Corus Entertainment Inc., OTC, Cl. B	180,274
6,666	Corus Entertainment Inc., Toronto, Cl. B	69,345
56,100	Entercom Communications Corp., Cl. A	642,345
16,000	Gray Television Inc.†	251,200
19,250	Liberty Broadband Corp., Cl. A†	1,812,965
66,192	Liberty Broadband Corp., Cl. C†	6,308,098
45,876	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,674,015
52,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,990,203
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	3,142,500
158,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,615,460
292,400	MSG Networks Inc., Cl. A†	6,198,880
15,000	Nexstar Media Group Inc., Cl. A	934,500
36,000	Pandora Media Inc.†	277,200
85,200	Television Broadcasts Ltd.	283,033

		44,664,005

	Specialty Chemicals — 2.3%
12,320	AdvanSix Inc.†	489,720
11,000	Ashland Global Holdings Inc.	719,290
25,640	DowDuPont Inc.	1,775,057
390,000	Ferro Corp.†	8,697,000
8,000	FMC Corp.	714,480
35,000	H.B. Fuller Co.	2,032,100
71,000	International Flavors & Fragrances Inc.	10,146,610
250,000	OMNOVA Solutions Inc.†	2,737,500
177,800	Sensient Technologies Corp.	13,676,376
18,000	SGL Carbon SE†	304,326
2,000	The Chemours Co.	101,220
25,000	Valvoline Inc.	586,250

		41,979,929

	Hotels and Gaming — 1.9%
16,000	Accor SA	794,894
45,000	Belmond Ltd., Cl. A†	614,250
90,000	Genting Singapore plc.	77,629

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
8,000	Hyatt Hotels Corp., Cl. A†	$494,320
20,000	ILG Inc.	534,600
13,095	International Game Technology plc.	321,482
579,400	Ladbrokes Coral Group plc.	947,978
34,000	Las Vegas Sands Corp.	2,181,440
4,451,000	Mandarin Oriental International Ltd.	9,703,180
15,000	Marriott International, Inc., Cl. A	1,653,900
70,000	MGM China Holdings Ltd.	167,750
96,595	MGM Resorts International.	3,148,031
188,800	Ryman Hospitality Properties Inc.	11,798,112
200,000	The Hongkong & Shanghai Hotels Ltd.	333,862
4,000	Wyndham Worldwide Corp.	421,640
6,000	Wynn Resorts Ltd.	893,520

		34,086,588

	Environmental Services — 1.6%
35,000	Pentair plc.	2,378,600
230,800	Republic Services Inc.	15,246,648
157,400	Waste Management Inc.	12,319,698

		29,944,946

	Aviation: Parts and Services — 1.6%
41,666	Arconic Inc.	1,036,650
250,800	Curtiss-Wright Corp.	26,218,632
25,500	KLX Inc.†	1,349,715

		28,604,997

	Wireless Communications — 1.0%
20,000	Altice USA Inc., Cl. A†	546,200
105,000	America Movil SAB de CV, Cl. L, ADR	1,863,750
99,000	Millicom International Cellular SA, SDR	6,533,229
150,000	NTT DoCoMo Inc.	3,426,572
46,075	Tim Participacoes SA, ADR	842,251
30,000	T-Mobile US Inc.†	1,849,800
104,600	United States Cellular Corp.†	3,702,840

		18,764,642

	Telecommunication Services — 1.0%
151,505	Liberty Global plc, Cl. A†	5,137,534
382,893	Liberty Global plc, Cl. C†	12,520,601

		17,658,135

	Computer Software and Services — 0.9%
4,000	Alphabet Inc., Cl. C†	3,836,440
15,000	Blucora Inc.†	379,500
6,000	Check Point Software Technologies Ltd.†	684,120
4,733	CommerceHub Inc., Cl. A†	106,824
13,466	CommerceHub Inc., Cl. C†	287,499
150,000	Hewlett Packard Enterprise Co.	2,206,500
426,500	Internap Corp.†	1,855,275
23,000	InterXion Holding NV†	1,171,390
17,715	Micro Focus International plc, ADR†	565,109

Shares		Market Value
21,000	NCR Corp.†	$787,920
20,900	Rockwell Automation Inc.	3,724,589
15,000	VeriFone Systems Inc.†	304,200

		15,909,366

	Automotive — 0.8%
88,000	General Motors Co.	3,553,440
158,000	Navistar International Corp.†	6,963,060
69,000	PACCAR Inc.	4,991,460

		15,507,960

	Building and Construction — 0.7%
125,190	Armstrong Flooring Inc.†	1,971,743
18,000	Assa Abloy AB, Cl. B	411,055
2,000	Dycom Industries Inc.†	171,760
80,000	Fortune Brands Home & Security Inc.	5,378,400
102,559	Herc Holdings Inc.†	5,038,724
45,000	Layne Christensen Co.†	564,750

		13,536,432

	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd.	1,690,854
54,000	Barrick Gold Corp.	868,860
30,000	Cleveland-Cliffs Inc.†	214,500
80,000	Freeport-McMoRan Inc.†	1,123,200
4,300	Materion Corp.	185,545
50,000	New Hope Corp. Ltd.	75,695
143,600	Newmont Mining Corp.	5,386,436
160,000	TimkenSteel Corp.†	2,640,000
140,000	Turquoise Hill Resources Ltd.†	434,000
15,000	Vale SA, ADR	151,050

		12,770,140

	Communications Equipment — 0.7%
9,000	Apple Inc.	1,387,080
370,000	Corning Inc.	11,070,400

		12,457,480

	Agriculture — 0.6%
200,000	Archer-Daniels-Midland Co.	8,502,000
13,000	Monsanto Co.	1,557,660
10,000	The Mosaic Co.	215,900

		10,275,560

	Publishing — 0.5%
1,100	Graham Holdings Co., Cl. B	643,610
82,300	Meredith Corp.	4,567,650
125,000	News Corp., Cl. A	1,657,500
146,600	News Corp., Cl. B	2,001,090
40,000	The E.W. Scripps Co., Cl. A†	764,400

		9,634,250

	Transportation — 0.5%
15,000	Daseke Inc.†	195,750

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
131,200	GATX Corp.	$8,076,672

		8,272,422

	Real Estate — 0.4%
25,000	Forest City Realty Trust Inc., Cl. A	637,750
56,000	Griffin Industrial Realty Inc.	2,035,600
270,000	The St. Joe Co.†	5,089,500

		7,762,850

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	1,031,150
30,000	Nobility Homes Inc.	558,750
42,000	Skyline Corp.†	507,780

		2,097,680

	Real Estate Investment Trusts — 0.1%
15,000	Gaming and Leisure Properties Inc.	553,350
29,000	Rayonier Inc.	837,810

		1,391,160

	TOTAL COMMON STOCKS	1,808,223,854

	CLOSED-END FUNDS — 0.8%
130,000	Altaba Inc.†	8,611,200
4,285	Royce Global Value Trust Inc.	44,350
30,000	Royce Value Trust Inc.	473,700
90,302	The Central Europe, Russia, and Turkey Fund Inc.	2,230,459
143,158	The New Germany Fund Inc.	2,658,587

	TOTAL CLOSED-END FUNDS	14,018,296

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc.,
	6.750%, Ser. B	1,058,190

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., expire 12/31/17†(b)	0

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 3,831,000	U.S. Treasury Bills,
	0.992% to 1.038%††, 12/21/17 to 12/28/17	$3,821,678

	TOTAL INVESTMENTS — 100.0% (Cost $986,386,953)	$1,827,122,018

	Aggregate tax cost	$998,123,899

	Gross unrealized appreciation	$877,381,896
	Gross unrealized depreciation	(48,383,777)

	Net unrealized appreciation/depreciation	$828,998,119

(a)	Securities, or a portion thereof, with a value of $51,505,100 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	81.6%	$1,490,195,326
Europe	14.1	257,491,868
Latin America	2.3	42,550,756
Japan	2.0	36,191,478
Asia/Pacific	0.0*	692,590

Total Investments	100.0%	$1,827,122,018

* Amount represents less than 0.05%.

As of September 30, 2017, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 E-Mini Futures	Short	360	12/15/17	$45,289,800	$(643,387)	$(643,387)

TOTAL FUTURES						$(643,387)

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$62,804,434	—	$ 0	$ 62,804,434
Energy and Utilities	73,353,641	$ 45	0	73,353,686
Manufactured Housing and Recreational Vehicles	1,538,930	558,750	—	2,097,680
Other Industries (a)	1,669,968,054	—	—	1,669,968,054
Total Common Stocks	1,807,665,059	558,795	0	1,808,223,854
Closed-End Funds	14,018,296	—	—	14,018,296
Convertible Preferred Stocks (a)	1,058,190	—	—	1,058,190
Rights (a)	—	—	0	0
U.S. Government Obligations	—	3,821,678	—	3,821,678
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,822,741,545	$4,380,473	$ 0	$1,827,122,018

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Net Unrealized Depreciation): EQUITY CONTRACTS
Index Futures Contracts - Short Position	$(643,387)	—	—	$ (643,387)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at September 30, 2017 are presented in the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2017, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q3/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/28/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/28/2017

* Print the name and title of each signing officer under his or her signature.